Contingencies and Commitments	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Commitments

Note 17 — Contingencies and Commitments

Commitments

The Company leases office space and vehicles under non-cancelable operating leases in various countries in which it does business. Future minimum non-cancelable lease payments based on the Company’s contractual obligations as of September 30, 2014 are as follows:

For the year ended September 30,
2015	$66,488
2016	50,687
2017	42,728
2018	37,904
2019	31,184
Thereafter	36,534

$265,525

Future minimum non-cancelable lease payments, as stated above, do not reflect committed future sublease income of $1,970, $1,087, $306, $317 and $219 for the years ended September 30, 2015, 2016, 2017, 2018 and 2019, respectively.

Rent expense net of sublease income was approximately $45,032, $45,610 and $41,488 for fiscal 2014, 2013 and 2012, respectively.

Legal Proceedings

The Company is involved in various legal proceedings arising in the normal course of its business. The Company accrues for a loss contingency when it determines that it is probable, after consultation with counsel, that a liability has been incurred and the amount of such loss can be reasonably estimated. At this time, the Company believes that the results of any such contingencies, either individually or in the aggregate, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Guarantor’s Accounting and Disclosure Requirements for Guarantees

The Company generally offers its products with a limited warranty for a period of 90 days or more. The Company’s policy is to accrue for warranty costs, if needed, based on historical trends in product failure. Based on the Company’s experience, only minimal warranty charges have been required after revenue was fully recognized and, as a result, the Company did not accrue any amounts for product warranty liability during fiscal 2014, 2013 and 2012.

The Company generally indemnifies its customers against claims of intellectual property infringement made by third parties arising from the use of the Company’s software. To date, the Company has incurred and recorded only minimal costs as a result of such obligations in its consolidated financial statements.